PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Balance in the beginning	$ 2,441	$ 2,448
Additions/(recoveries), Capital	5,892	3,470
Reclassifications	2,418	1,093
Decreases	(8,605)	(4,570)
Balance at the end	2,146	2,441
Non-current
Balance in the beginning	11,263	9,511
Additions/(recoveries), Capital	2,608	4,487
Additions/(recoveries), Interest	1,635	1,382
Reclassifications	(2,418)	(1,093)
Decreases	(3,514)	(3,024)
Balance at the end	9,574	11,263
Total provisions
Total provisions in the beginning	13,704	11,959
Additions/(recoveries), Capital	8,500	7,957
Additions/(recoveries), Interest	1,635	1,382
Decreases	(12,119)	(7,594)
Total provisions at the end	11,720	13,704
Other information
Additions/(recoveries), Capital, charged to provisions	(8,116)	(4,549)
Additions/(recoveries), Capital, charged to other operating expenses	7,986	4,533
Additions/(recoveries), Capital, charged to rights of use assets	604	3,413
Additions/(recoveries), Capital, charged to other comprehensive income		11
Provision
Current
Balance in the beginning	2,441	2,448
Additions/(recoveries), Capital	5,892	3,470
Reclassifications	2,418	1,093
Decreases	(8,605)	(4,570)
Balance at the end	2,146	2,441
Non-current
Balance in the beginning	6,762	8,211
Additions/(recoveries), Capital	2,004	1,074
Additions/(recoveries), Interest	1,435	1,014
Reclassifications	(2,418)	(1,093)
Decreases	(1,673)	(2,444)
Balance at the end	6,110	6,762
Asset retirement obligations
Non-current
Balance in the beginning	4,501	1,300
Additions/(recoveries), Capital	604	3,413
Additions/(recoveries), Interest	200	368
Decreases	(1,841)	(580)
Balance at the end	$ 3,464	$ 4,501